INCOME TAXES (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 29, 2014	Oct. 31, 2014	Oct. 31, 2013
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforward and Tax Credit Carryforward Expiration, Date Range		expiring at various dates between 2015 and 2034
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		(34.00%)	(34.00%)
Effective Income Tax Rate Reconciliation, Percent		0.00%	0.00%
Litigation Settlement, Amount	$ 9,000,000
Fedral Corporate Taxable [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards		77,159,000
Tax Credit Carryforward, Amount		1,110,000
New York State [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards		76,999,000
Tax Credit Carryforward, Amount		11,000
Domestic Tax Authority [Member]
INCOME TAXES (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		34.00%
Effective Income Tax Rate Reconciliation, Percent		0.00%